Stock-Based Compensation Expense - Additional information (Detail) $ / shares in Units, $ in Millions				12 Months Ended
	Jan. 01, 2022 shares	Dec. 31, 2021 USD ($) Day $ / shares	Nov. 04, 2021 shares	Dec. 31, 2021 USD ($) Day $ / shares shares	Dec. 31, 2020 $ / shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period		4 years
Expected term				5 years 10 months 28 days	5 years 11 months 1 day
Risk-free interest rate				1.70%	0.70%
Share-based compensation arrangement by share-based payment award fair value assumptions, expected volatility rate				50.80%	46.10%
Expected dividend yield				0.00%	0.00%
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $		$ 291.4		$ 291.4
Two Thousand And Seventeen Equity Incentive Plan [Member] | Bird Rides [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period				4 years
Share based compensation arrangement by share based payment award, Number of vesting schedules | Day				2
BRDSTwo Thousand And Twenty One Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Number of vesting schedules | Day		2
Number of common shares reserved for future issuance | shares			59,500,730
Number of common shares reserved for future issuance additions | shares	13,732,005		17,820,688
Share based compensation arrangement By share based payment award cumulative annual increase percentage			5.00%
One Vesting Schedule [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period		3 years
One Vesting Schedule [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Vesting basis				quarterly
One Vesting Schedule [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member] | Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Vesting basis				monthly
One Vesting Schedule [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member] | Bird Rides [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period				3 years
Share based compensation arrangement by share based payment award, Award vesting period, Period of cliff vest				1 year
One Vesting Schedule [Member] | BRDSTwo Thousand And Twenty One Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period, Period of cliff vest		1 year
Share based compensation arrangement by share based payment award, Vesting basis		quarterly
Second Vesting Schedule [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period		4 years
Second Vesting Schedule [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member] | Bird Rides [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period				4 years
Second Vesting Schedule [Member] | BRDSTwo Thousand And Twenty One Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Vesting basis		quarterly
Share-based Payment Arrangement, Option [Member] | Share Based Payment Arrangement Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
weighted-average fair value of stock options granted				$ 6.97	$ 0.46
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity Instruments Other than Options, Grants in Period | shares				53,900,000
Management Award R S U [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity Instruments Other than Options, Grants in Period | shares				29,100,000
Unrecognized stock-based compensation expense restricted stock units | $		$ 176.3		$ 176.3
Share-based compensation arrangement by share-based payment award fair value assumptions, share price		$ 8.34		$ 8.34
Risk-free interest rate				1.10%
Share-based compensation arrangement by share-based payment award fair value assumptions, expected volatility rate				60.00%
Expected dividend yield				0.00%
Share-based payment arrangement, expense | $				$ 47.5
Management Award R S U [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share Price		12.50		$ 12.50
Management Award R S U [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share Price		20		20
Management Award R S U [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share Price		$ 30		$ 30
Management Award R S U [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term				16 days
Management Award R S U [Member] | Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term				3 days 21 hours